Supplemental Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Statements Of Cash Flows
Non-cash investing and financing activities and supplemental cash flow information were as follows:

	Years Ended December 31,
	2013	2012	2011
NON-CASH INVESTING ACTIVITIES:
Accrued capital expenditures	$226	$420	$226
Net gains (losses) from subsidiary common unit transactions	$(384)	$80	$153
AmeriGas limited partner interest received in Propane Contribution (see Note 4)	$—	$1,123	$—
NON-CASH FINANCING ACTIVITIES:
Issuance of Common Units in connection with Southern Union Merger (see Note 3)	$—	$2,354	$—
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions	$—	$6,658	$4
Subsidiary issuance of Common Units in connection with certain acquisitions	$—	$2,295	$3
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	$1,256	$997	$728
Cash paid for income taxes	$58	$23	$27

Parent Company [Member]
Schedule Of Balance Sheets
BALANCE SHEETS

	December 31,
	2013	2012
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$8	$9
Accounts receivable from related companies	5	11
Other current assets	—	3
Total current assets	13	23
ADVANCES TO AND INVESTMENTS IN AFFILIATES	3,841	6,094
INTANGIBLE ASSETS, net	14	19
NOTE RECEIVABLE FROM AFFILIATE	—	166
GOODWILL	9	9
OTHER NON-CURRENT ASSETS, net	41	56
Total assets	$3,918	$6,367
LIABILITIES AND PARTNERS’ CAPITAL
CURRENT LIABILITIES:
Accounts payable	$—	$1
Accounts payable to related companies	11	15
Interest payable	24	48
Price risk management liabilities	—	5
Accrued and other current liabilities	3	1
Current maturities of long-term debt	—	4
Total current liabilities	38	74
LONG-TERM DEBT, less current maturities	2,801	3,840
PREFERRED UNITS	—	331
OTHER NON-CURRENT LIABILITIES	1	9

COMMITMENTS AND CONTINGENCIES

PARTNERS’ CAPITAL:
General Partner	(3)	—
Limited Partners – Common Unitholders (559,923,300 and 559,911,216 units authorized, issued and outstanding at December 31, 2013 and 2012, respectively)	1,066	2,125
Class D Units (1,540,000 units authorized, issued and outstanding at December 31, 2013)	6	—
Accumulated other comprehensive income (loss)	9	(12)
Total partners’ capital	1,078	2,113
Total liabilities and partners’ capital	$3,918	$6,367

Schedule Of Statements Of Operations
STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2013	2012	2011
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	$(56)	$(53)	$(30)
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(210)	(235)	(164)
Bridge loan related fees	—	(62)	—
Equity in earnings of unconsolidated affiliates	617	666	509
Gains (losses) on interest rate derivatives	9	(15)	—
Loss on extinguishment of debt	(157)	—	—
Other, net	(8)	(4)	(5)
INCOME BEFORE INCOME TAXES	195	297	310
Income tax benefit	(1)	(7)	—
NET INCOME	196	304	310
GENERAL PARTNER’S INTEREST IN NET INCOME	—	2	1
LIMITED PARTNERS’ INTEREST IN NET INCOME	$196	$302	$309

Schedule Of Statements Of Cash Flows
STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2013	2012	2011
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	$768	$555	$469
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for acquisitions	—	(1,113)	—
Proceeds from Holdco Transaction	1,332	—	—
Contributions to affiliates	(8)	(487)	—
Note receivable from affiliate	—	(221)	—
Payments received on note receivable from affiliate	166	55	—
Net cash provided by (used in) investing activities	1,490	(1,766)	—
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	2,080	2,108	92
Principal payments on debt	(3,235)	(162)	(20)
Distributions to partners	(733)	(666)	(526)
Redemption of Preferred Units	(340)	—	—
Debt issuance costs	(31)	(78)	(24)
Net cash provided by (used in) financing activities	(2,259)	1,202	(478)
DECREASE IN CASH AND CASH EQUIVALENTS	(1)	(9)	(9)
CASH AND CASH EQUIVALENTS, beginning of period	9	18	27
CASH AND CASH EQUIVALENTS, end of period	$8	$9	$18